Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND

May 1, 2017

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

-          DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND

(Class A Shares)

Supplement to Summary and Statutory Prospectuses

Dated August 1, 2016

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Prospectus DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND Class A Shares
Management fees	0.30%	[1]
Distribution (12b-1) fees	none
Other expenses (including shareholder services fees)	0.36%
Total annual fund operating expenses	0.66%
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.64%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until August 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of the fund's Class A shares (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .39%. On or after August 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first two years of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares | USD ($)	314	452	605	1,048

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares | USD ($)	314	452	605	1,048